Subsequent Event (Additional Information) (Details) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 21, 2022 USD ($)	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CAD ($)	Oct. 11, 2022 USD ($) shares	Jun. 23, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) shares	Jun. 24, 2022 $ / shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares	Jun. 30, 2021 shares	Mar. 31, 2021 USD ($) shares
Subsequent Event [Line Items]
Common shares issued | shares							7,614,434		5,560,829			5,700,000	198,000,000
Common stock outstanding | shares							7,614,434		5,560,829			5,700,000	198,000,000
Common shares issued, value | $							$ 318,921,917		$ 317,051,125						$ 306,618,482
Pre-funded warrants | shares							5,816,981		1,925,929					497,355	497,355
Exercise price of warrants | $ / shares							$ 11.04		$ 28.64
Gain loss on remeasurements of assets at fair value less than cost of sale | $						$ 15,000,000		$ 15,000,000
Promissory Note
Subsequent Event [Line Items]
Secured Promissory Notes | $							$ 10,000,000		$ 10,000,000
Maturity date of note							Feb. 01, 2024		Feb. 01, 2024
Secured Promissory Notes, Interest rate							10.00%		10.00%
Secured Promissory Notes, interest payable description							The outstanding principal balance bears interest at the rate of 10.0% per annum. Interest is accrued and added to the principal amount of the loan. The principal is payable		The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes, interest payable description							The $13.0 million of amended Secured Promissory Notes have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Secured Promissory Notes. The interest will be compounded and added to the principal amount on a quarterly basis.		The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Sprout Foods, Inc. | Promissory Note
Subsequent Event [Line Items]
Maturity date of note							Feb. 01, 2024		Feb. 01, 2024
Subsequent Event
Subsequent Event [Line Items]
Common shares issued | shares												5,700,000	198,000,000
Common stock outstanding | shares												5,700,000	198,000,000
Number of shares issued | shares				3,208,557	1,300,000
Pre-funded warrants | shares					645,526
Warrants to purchase common shares | shares					2,591,052
Share issued price per share | $ / shares					$ 2.57
Exercise price of warrants | $ / shares					$ 2.32
Net proceeds from share issuance | $				$ 6,000,000	$ 5,000,000
Pre-funded warrants fully exercised | $ / shares											$ 64.55
Number of days within which settlement contract can be terminated	30 days
Loss contingency, damages paid, value | $	$ 4,000,000
Proceeds from sale of business		$ 3,800,000	$ 5,150
Class of warrant or right issued during the period | shares				6,417,114
Net proceeds from issuance of common stock | $				$ 5,150,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Loss contingency, damages paid, value | $	$ 4,250,000
Subsequent Event | Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes | $										$ 13,000,000
Secured Promissory Notes, Interest rate										10.00%
Subsequent Event | Sprout Foods, Inc.
Subsequent Event [Line Items]
Common shares issued | shares										372,670
Common shares issued, value | $										$ 570,000
Subsequent Event | Sprout Foods, Inc. | Amended Promissory Notes
Subsequent Event [Line Items]
Additional amount committed | $										$ 3,000,000